THE SARATOGA ADVANTAGE TRUST

December 31, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: The Saratoga Advantage Trust (the “Trust”)

File Nos. 033-79708 and 811-08542

CIK No. 0000924628

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Trust. Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that, with respect to the below-referenced Portfolios and share classes of the Trust, the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section do not differ from that contained in Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A, electronically filed with the Securities and Exchange Commission on December 27, 2019 (SEC Accession No. 0001580642-19-005706).

Portfolio	Share Class
U.S. Government Money Market Portfolio	Class A/C/I
Health & Biotechnology Portfolio	Class A/C/I
Mid Capitalization Portfolio	Class A/C/I
Technology & Communications Portfolio	Class A/C/I
Investment Quality Bond Portfolio	Class A/C/I
Municipal Bond Portfolio	Class A/C/I
Large Capitalization Value Portfolio	Class A/C/I
Large Capitalization Growth Portfolio	Class A/C/I
Small Capitalization Portfolio	Class A/C/I
International Equity Portfolio	Class A/C/I
Financial Services Portfolio	Class A/C/I
Energy & Basic Materials Portfolio	Class A/C/I
Aggressive Balanced Allocation Portfolio	Class A/C/I
Conservative Balanced Allocation Portfolio	Class A/C/I
Moderate Balanced Allocation Portfolio	Class A/C/I
Moderately Aggressive Balanced Allocation Portfolio	Class A/C/I
Moderately Conservative Balanced Allocation Portfolio	Class A/C/I
James Alpha Macro Portfolio	Class A/C/I/S
James Alpha Global Real Estate Investments Portfolio	Class A/C/I/S
James Alpha Multi Strategy Alternative Income Portfolio	Class A/C/I/S
James Alpha Managed Risk Domestic Equity Portfolio	Class A/C/I/S
James Alpha Managed Risk Emerging Markets Equity Portfolio	Class A/C/I/S
James Alpha Hedged High Income Portfolio	Class A/C/I/S
James Alpha Momentum Portfolio	Class A/C/I/S

Very truly yours,

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia

President, Chief Executive Officer

and Chairman of the Board